Business Acquisitions and Loss of Control	12 Months Ended
Jul. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business Acquisitions and Loss of Control

15. Business Acquisitions and Loss of Control

Goodwill arising from the acquisitions represented the expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition at the date of acquisition. None of the goodwill arising from the acquisitions is expected to be deductible for tax purposes.

Acquisition of 48North Cannabis Corp.

On September 1, 2021, pre-market open, the Company acquired 100% of the issued and outstanding common shares of 48North Cannabis Corp. ("48North"). 48North was a Canadian-licensed cultivator and seller of medical and adult-use cannabis. 48North was acquired for select intellectual properties and its established market share. Under the arrangement, each former 48North common share was exchanged for 0.02366 (the "exchange ratio") of a HEXO common share. In addition, all issued and outstanding stock options and compensation units of 48North were replaced with HEXO backed units, having the same terms but adjusted for the exchange ratio, and all issued and outstanding common share purchase warrants of 48North became exercisable for HEXO common shares adjusted for the exchange ratio.

The following table summarizes the purchase consideration and values of the net assets acquired from 48North on the acquisition date.

		Units	Unit Price	Fair Value
			($)	($)
Consideration
Shares issued	(i)	5,352,005	3.10	16,591
Replacement warrants outstanding	(ii)	1,554,320		769
Replacement stock options issued	(iii)	17,766		18
Settlement of pre-existing debt	(iv)	n/a		5,000
Total fair value of consideration				22,378

Net assets acquired
Current assets
Cash and cash equivalents				989
Accounts receivable				1,263
Other receivables				259
Prepaid expenses				2,962
Inventory				5,040
Biological assets				875
Assets held for sale				2,513

Non-current assets
Property, Plant and Equipment				9,683
Intangible assets - brands				2,500
Goodwill	Note 16			11,453
Total assets				37,537

Current liabilities
Accounts payable and accrued liabilities				(10,580)
Excise taxes payable				(555)
Lease Liability				(178)

Non-current liabilities
Lease Liability				(553)
Term loan				(3,293)
Total liabilities				(15,159)
Total net assets acquired				22,378

(i) As the acquisition closed pre-markets on September 1, 2021, the share price is based upon the closing HEXO Corp. TSX market price of common shares on August 31, 2021.

(ii) Warrants were valued using the Black-Scholes option pricing model as at the acquisition date September 1, 2021, using the following assumptions:

  Risk free rate of 0.39%-0.53%
  Expected life of 1 - 3 years
  Volatility rate of 101%; determined using historical volatility data
  Exercise prices of $6.34-$72.70
  Share price of $3.10

(iii) All vested and replaced stock options were valued using the Black-Scholes option pricing model as at the acquisition date of September 1, 2021, using the following assumptions and inputs;

  Risk free rate of 0.31% - 0.51%
  Expected life of 0.16 - 2.59 years
  Volatility rate of 101%; determined using historical volatility data
  Exercise prices of $6.33 - $46.03
  Share price of $3.10

(iv)   Prior to the transaction's closing date, the Company issued a $5,000 subordinated secured bridge loan with a 6-month term to 48North. For purposes of the acquisition accounting the loan, which had a fair value of $5,000, was effectively settled at the acquisition date and included in purchase consideration.

The fair value of the vested share-based compensation as at the acquisition date was deemed consideration paid in the transaction. The fair value of those options not yet vested at the acquisition date was added to the Company's share-based payment reserve to be expensed over the remaining vesting period of the options as permitted under IFRS 3 - Business Combinations.

During the year ended July 31, 2022, 48North contributed net revenue of $2,209 and a comprehensive net loss attributed to shareholders of $26,634 to the Company's consolidated results since the date of acquisition. If the acquisition had occurred on August 1, 2021 management estimates that the Company's consolidated net revenue and the comprehensive net loss would not have been materially impacted.

Acquisition of Redecan

On August 30, 2021, the Company acquired 100% of the outstanding shares of the entities that carry on the business of Redecan. Redecan was acquired for its brands, growing capability (including outdoor growing capability) intellectual properties and its established market share.

The following table summarizes the purchase consideration and values of the net assets acquired from Redecan on the acquisition date.

		Units	Unit Price	Fair Value
			($)	($)
Consideration
Cash	(i)			402,173
Shares issued	(ii)	69,721,116	3.07	214,044
Total fair value of consideration				616,217

Net assets acquired
Current assets
Cash and cash equivalents				20,027
Accounts receivable				9,795
Prepaid expenses				4,366
Excise taxes receivable				2,566
Inventory				37,229
Biological assets				7,476
Income tax recoverable				4,947

Non-current assets
Property, plant and equipment				125,844
Cultivation and processing license				73,079
Brands				94,700
Know-how intangible asset				27,337
Intangible assets - software				1,221
Goodwill	Note 16			275,397
Total assets				683,984

Current liabilities
Accounts payable and accrued liabilities				(4,340)
Excise taxes payable				(1,125)
Lease liability - current				(144)
Income Tax Payable				(188)

Non-current liabilities
Lease Liability				(1,117)
Deferred tax				(60,853)
Total liabilities				(67,767)

Total net assets acquired				616,217

(i) Cash consideration of $402,173 was paid upon the closing of the acquisition on August 30, 2021. Under the share purchase agreement, the $400,000 cash consideration includes a variable component based upon a $4,500 working capital estimate. Upon closing of the transaction, the working capital of Redecan was estimated at a surplus of $2,173 above the $4,500 amount. As at July 31, 2022, $5,000 of the cash consideration remains held in escrow with a third party agent. Per the share purchase agreement, the Company had a period of 60 days after closing the transaction to settle the working capital balance as at August 30, 2021 however, as of the date of these consolidated financial statements, finalization of the working capital component of the purchase has not yet occurred.

(ii) As the acquisition closed intraday on August 30, 2021, the share price is based upon the closing HEXO Corp. TSX market price of common shares on August 30, 2021.

The identified cultivation and processing license ("the license") enables the Company to cultivate and produce cannabis products for sale and was valued at $73,079 using a with-or-without approach in an income based discounted cash flow ("DCF") valuation model (Level 3). The model estimates the value of the license as the difference between the present value of the future cash flows of the facility with-or-without a license in place, as at the acquisition date. Significant estimates in the model include the forecast gross margin and the estimated time to obtain a license and complete cultivation and production ramp up. If all other assumptions were held constant, and the forecasted gross margin rate was decreased by 10%, the valuation of the cultivation and processing license would decrease by $18,300. In the with-or-without approach, reducing the estimated time to obtain a license and complete cultivation and production ramp up by six months would reduce the valuation of the license by $21,800.

The identified Brand asset which allows the Company immediate access to accretive market share and product offerings has been valued at $94,700 using a relief from royalty approach model (Level 3). If all other assumptions were held constant, and the forecasted revenue growth rate was decreased by 10%, the valuation of the brand would decrease by $9,500.

The identified Know-How intangible asset, related to the unique pre-roll process, provides the Company immediate access to scaled, efficient pre-roll technology and production capability and has been valued at $27,337. The asset was valued using a with-or-without approach in an income based DCF valuation model (Level 3). The model estimates the value of the asset as the difference between the present value of the future cash flows of pre-rolls, with-or-without the unique Know-how as at the acquisition date. The significant estimate in the model is the incremental margin, which depletes over time, representing an advantageous increase to gross margin due to the process. In the with-or-without approach, increasing the estimated incremental margin by 5% would increase the valuation of the asset by $12,426.

During the year ended July 31, 2022, Redecan contributed net revenue of $60,011 and comprehensive net income attributed to shareholders of $5,699 to the Company's consolidated results since the date of acquisition. If the acquisition had occurred on August 1, 2021 management estimates that the Company's consolidated net revenue would have increased by an estimated $6,787 and the comprehensive net loss would have increased by $5,810 for the year ended July 31, 2022.

The Company recognized transaction costs (primarily broker fees) of $22,636 related to the acquisition in Acquisitions and transaction costs in the statement of comprehensive income.

Upon shareholder approval of the Redecan acquisition transaction the Company issued 256,776 common shares as broker compensation.

Acquisition of Zenabis Global Inc.& Loss of Control

On June 1, 2021, pre-market open, the Company acquired 100% of the issued and outstanding common shares of Zenabis Global Inc. ("Zenabis") pursuant to an arrangement agreement entered into on February 15, 2021. Zenabis is a Canadian-licensed cultivator and seller of medical and adult-use cannabis. Zenabis was acquired for its key brands, indoor growing capability and its established additional market share. Under the arrangement, each former Zenabis common share was exchanged for 0.01772 of a HEXO common share. In addition, all issued and outstanding stock options and compensation units of Zenabis were replaced with HEXO backed units, having the same terms but adjusted for the exchange ratio, and all issued and outstanding common share purchase warrants of Zenabis became exercisable for HEXO common shares adjusted for the exchange ratio.

The following table summarizes the purchase consideration and values of the net assets acquired from Zenabis on the acquisition date:

		Units	Unit Price	Fair Value
			($)	($)
Consideration
Shares issued	(i)	17,579,336	8.61	151,358
Replacement warrants outstanding	(ii)	5,970,370		32,354
Replacement stock options issued	(iii)	905,902		5,727
Replacement RSU's and DSU's issued		223,497		1,554
Settlement of pre-existing debt	(iv)	n/a		20,760
Total fair value of consideration				211,753

Net assets acquired
Current assets
Cash and cash equivalents				2,804
Accounts receivable				3,822
Other receivables				198
Excise taxes receivable				86
Inventory				40,636
Biological assets				8,892

Non-current assets
Property, plant and equipment				129,074
Prepaid expenses				5,670
Cultivation and processing license				28,914
Brands				5,400
Goodwill	Note 16			88,189
Total assets				313,685

Current liabilities
Accounts payable and accrued liabilities				(22,161)
Loans	Note 22			(52,194)
Convertible debentures				(11,724)

Non-current liabilities
Lease Liability				(17,059)
Deferred tax liabilities				(134)
Total liabilities				(103,272)

Non-controlling interest				1,340
Total net assets acquired				211,753

(i) As the acquisition closed pre-markets on June 1, 2021, the share price is based upon the closing HEXO Corp. TSX market price of common shares on May 31, 2021.

(ii)     Warrants were valued using the Black-Scholes option pricing model as at the acquisition date June 1, 2021, using the following assumptions:
  Risk free rate of 0.31%-0.74%
  Expected life of 0.32 - 4.35 years
  Volatility rate of 96%; determined using historical volatility data
  Exercise prices of $3.96-$151.24
  Share price of $8.61

(iii) All vested and replaced stock options were valued using the Black-Scholes option pricing model as at the acquisition date of June 1, 2021, using the following assumptions and inputs;

  Risk free rate of 0.31%-0.74%
  Expected life of 0.25 - 4.49 years
  Volatility rate of 96%; determined using historical volatility data
  Exercise prices of $2.54 - $234.7
  Share price of $8.61

(iv) Prior to the transaction closing date, the Company entered into a convertible debt agreement with Zenabis in which the Company advanced $19,500 in convertible debentures which bear interest of 8% annually and mature February 15, 2023. Both the issuer and lender accounted for the debentures as FVTPL. For purpose of the acquisition accounting the debentures, which had a fair value of $20,760, were effectively settled at the acquisition date.

The fair value of the vested share-based compensation as at the acquisition date was deemed consideration paid in the transaction. The fair value of those options not yet vested at the acquisition date was added to the Company's share-based payment reserve to be expensed over the remaining vesting period of the options as permitted under IFRS 3 - Business Combinations.

The identifiable cultivation and processing license ("the license") enables the Company to cultivate and produce cannabis products for sale and was valued at $28,914 using a with-or-without approach in an income based discounted cash flow ("DCF") valuation model (Level 3). The model estimates the value of the license as the difference between the present value of the future cash flows of the facility with-or-without a license in place, as at the acquisition date. Significant estimates in the model include the forecast gross margin and the estimated time to obtain a license and complete cultivation and production ramp up. The significant estimates in the DCF analysis were the forecasted gross margin and the estimated time to obtain a license and complete cultivation and production ramp up. If all other assumptions were held constant, and the forecasted gross margin rate was decreased by 10%, the valuation of the cultivation and processing license would decrease by $6,336. In the with-or-without approach, reducing the estimated time to obtain a license and complete cultivation and production ramp up by six months would reduce the valuation of the license to $18,665.

During the year ended July 31, 2021, Zenabis contributed net revenue of $6,800 and a comprehensive net loss attributed to shareholders of $1,513 to the Company's consolidated results since the date of acquisition. If the acquisition had occurred on August 1, 2020 management estimates that the Company's consolidated net revenue would have increased by $54,746 and the comprehensive net loss would have increased by $9,078 for the year ended July 31, 2021. The Company recognized transaction costs of $9,634 related to the acquisition (inclusive of $3,614 in share-based compensation for issuance of 448,639 common shares).

LOSS OF CONTROL AND THE DECONSOLIDATION OF ZENABIS

On June 17, 2022, Zenabis Global Inc. and certain of its subsidiaries, namely ZGI Acquisition Corp., Zenabis Investments Ltd., Zenabis Real Estate Holdings Ltd., Zenabis Annacis Ltd., Zenabis Atholville Ltd., Zenabis Stellarton Ltd., Zenabis Housing Ltd., Zenabis IP Holdings Ltd., Zenabis Retail Holdings Ltd., Zenabis Ventures Inc., Zenabis Operations LI td., Zenabis Ltd., Vida Cannabis (Canada) Ltd., Zenabis Hemp Company Ltd. and Zen Craft Grow Ltd. (collectively Zenabis) obtained an initial order from the Quebec Superior Court of Justice granting it protection under the Companies' Creditors Arrangement Act ("CCAA"), which is a Canadian federal law that permits a Canadian business to restructure its affairs while carrying on its business in the ordinary course with minimal disruption to its customers, suppliers and employees.

Ernst & Young Inc. was appointed as monitor of Zenabis in the CCAA proceedings. The administration of the CCAA process, principally relating to the powers provided to the court and the court appointed monitor, as well as the secured debtholder interests, removed certain elements of control of the business from HEXO. As a result, HEXO has determined that it no longer has a controlling financial interest over Zenabis as defined in IFRS 10 - Consolidations, and therefore has deconsolidated Zenabis as of the date of the CCAA filing.

Following the deconsolidation, the carrying value of assets and liabilities of Zenabis were removed from the Company's consolidated statements of financial position. The total amount deconsolidated from HEXO's balance sheet was $82 million, including $3.4 million of cash, $29.6 million of inventory and biological assets, $13.8 million of property, plant and equipment and assets held for sale, $55.5 million of secured debenture and ($21.0) million of other assets and liabilities, net. The Company recognized a gain on derecognition of the net assets of Zenabis in non-operating income totalling $25.0 million.

The remaining Zenabis entities, outside of the CCAA proceedings, ZenPharm Limited, a Malta based legal entity and two inactive subsidiaries based in the US were excluded from the filing but were historically part of the Zenabis group of companies. In the context of the CCAA filing, there are no remaining liabilities related to these entities.

Zenabis is party to transactions with HEXO and its consolidated subsidiaries entered into in the normal course of business; these transactions include recharge of various corporate expenses for services benefiting Zenabis. Up to the date of the CCAA filing, these transactions were eliminated on consolidation and had no impact on HEXO's consolidated statement of earnings. After deconsolidating Zenabis, these transactions are treated as third-party transactions in HEXO's financial statements. The amount of these related-party transactions during the period of June 17, 2022 to July 31, 2022 were $1,763.